Statement of Cash Flow - USD ($)	2 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax		$ (4,303)
Changes in working capital:
Other payable and accrued expense		4,303
Net Cash Used In Operating Activities		(0)
Net increase in cash and cash equivalents
Cash at the beginning of the period		1
Total cash at the end of the period		1	$ 1
Alps Life Science Inc [Member]
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	$ (6,441)		(1,208,560)	$ (856,261)
Changes in working capital:
Other payable and accrued expense	6,441		(19,703)	35,413
Net Cash Used In Operating Activities			(731,653)	(587,835)
Net increase in cash and cash equivalents			56,222	268,942
Cash at the beginning of the period			460,467	261,814	$ 261,814
Total cash at the end of the period		$ 525,204	$ 525,204	$ 467,374	$ 460,467